6. Common Shares	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
Common Shares

6.	Common Shares

On May 7, 2019, the Company issued 1,000,000 common shares to a direct relative of the Chief Executive Officer for reimbursement of expenses. The fair value of the common stock issued was similar to that of the fair market value on the date of issuance.